Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 17 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company. The amounts restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations, as determined pursuant to PRC generally accepted accounting principles, totaling RMB72.1 million as of March 31, 2023 and 2024.

The subsidiaries did not pay any dividend to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from equity method investments.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

BALANCE SHEETS

	As of March 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	2	1
Prepaid expenses and other current assets	25,109	25,924
Inter-company receivable	79,393	444,934
Non-current assets
Investment in subsidiaries	(18,929)	(43,653)
Total assets	85,575	427,206

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	35,634	2,886
Due to related parties	313	23,728
Other payables and accrued liabilities	5,539	32,794
Total liabilities	41,486	59,408

Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding As of March 31, 2023 and As of March 31, 2024, respectively
Ordinary shares, par value US$0.0001; Authorized:990,000,000 shares; Issued and outstanding: 13,567,793 shares as of March 31,2023 and 392,113,953 shares as of March 31, 2024	9	278
Additional paid-in capital	216,504	573,615
Accumulated deficit	(175,893)	(208,828)
Accumulated other comprehensive income	3,469	2,733
Total shareholders’ equity	44,089	367,798
Total liabilities and shareholders’ equity	85,575	427,206

STATEMENTS OF COMPREHENSIVE LOSS

	Year ended March 31,
	2023	2024
	RMB	RMB
Loss from equity method investments	(18,396)	(50,082)
Operating expenses	(69,220)	(10,802)
Net loss	(87,616)	(60,884)
Foreign currency translation difference	2,445	1,456
Comprehensive loss	(85,171)	(59,428)

STATEMENTS OF CASH FLOWS

	Year ended March 31,
	2023	2024
	RMB	RMB
CASH FLOW FROM OPERATING ACTIVTIES
Net income	(87,616)	(60,884)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	18,396	50,082
Share-based compensation and expenses	63,656	8,892
Changes in operating assets and liabilities:
Inter-company receivable	1,539	(13,078)
Prepaid expenses and other current assets	-	(500)
Inter-company payable	-	(33,989)
Related-parties	-	2,901
Other payables and accrued liabilities	4,026	25,531
Net cash used in operating activities	1	(21,045)
Loan received from a shareholder	-	20,546
Effect of exchange rate changes on cash and cash equivalent and restricted cash	-	498
Net change in cash and cash equivalent	1	(1)
Cash and cash equivalents, beginning of year	1	2
Cash and cash equivalents, end of year	2	1

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2023 and 2024, respectively.